Taxation - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017	Dec. 31, 2019 CNY (¥)
Income Taxes [Line Items]
VAT rate	6.00%
VAT payable		¥ 11,827		¥ 25,630
Income tax rate	4.80%	2.90%	(1.80%)
Statutory income tax rate	25.00%	25.00%	25.00%
Minimum ownership percentage in foreign invested enterprise by foreign investor	25.00%
Retained earnings	$ (232,029)	¥ (1,077,409)		(1,615,338)
Hong Kong Subsidiary
Income Taxes [Line Items]
Net operating loss carryforwards				9,824
Hong Kong Subsidiary | Minimum
Income Taxes [Line Items]
Withholding income tax rate on dividends paid by FIE	5.00%
Gridsum PRC Holding
Income Taxes [Line Items]
Retained earnings				0
PRC Subsidiaries VIEs and VIEs Subsidiaries
Income Taxes [Line Items]
Net operating loss carryforwards				¥ 615,154
Beijing Gridsum Technology Co., Ltd. and Guoxinjunhe (Beijing) Technology Co.
Income Taxes [Line Items]
Preferential enterprise income tax rate	15.00%
Beijing Gridsum Technology Co., Ltd. and Guoxinjunhe (Beijing) Technology Co. | 2014 to 2019
Income Taxes [Line Items]
Preferential enterprise income tax rate	15.00%
Beijing Moment Everlasting Ad Co., Ltd. and Beijing Yunyang Advertisement Co., Ltd. | 2016 to 2021
Income Taxes [Line Items]
Preferential enterprise income tax rate	15.00%
Hong Kong Inland Revenue Ordinance
Income Taxes [Line Items]
Income tax rate	16.50%
PRC Corporate Income Tax Law
Income Taxes [Line Items]
Statutory income tax rate	25.00%
Withholding income tax rate on dividends distributed by FIE	10.00%